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May 3, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re : Smith Barney Telecommunications Trust (the "Trust")
     File Nos. 002-86519; 811-03763

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information of Smith Barney Telecommunication Income Fund of the Trust do not differ from those contained in the Post-Effective Amendment No. 28 filed on April 29, 2002.

Please return an electronic transmittal as evidence of receipt of this filing.

If you have any questions or comments concerning the Amendment, please call me at 203-890-7041.

Sincerely,


/s/ Robert M. Nelson, Esq.
Robert M. Nelson, Esq.
Assistant Secretary